Receivables - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($) Contract	Jun. 30, 2017 USD ($) Contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	120 days
Number of accounts receivable undergoing bankruptcy proceedings | Contract	377	455
Amount of accounts receivable undergoing bankruptcy proceedings	$ 20	$ 26
NAFTA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease, contracts | Contract	288	243
Concession cases by court | Contract	288	243
Pre-modification value of retail and finance lease receivable contracts	$ 10	$ 6
Post-modification value of retail and finance lease receivable contracts	9	5
LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	$ 12	$ 16